Shareholder Report, Holdings (Details)	May 31, 2024
C000157740 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157740 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157740 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157740 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157740 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157740 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157740 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157740 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000157740 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000157740 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000030200 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030200 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030200 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030200 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030200 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030200 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030200 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030200 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000030200 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030200 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000030202 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030202 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030202 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030202 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030202 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030202 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030202 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030202 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000030202 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030202 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000030204 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030204 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030204 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030204 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030204 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030204 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030204 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030204 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000030204 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030204 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000030203 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030203 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030203 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030203 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030203 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030203 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030203 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030203 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000030203 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030203 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000030199 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030199 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030199 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030199 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030199 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030199 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030199 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030199 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000030199 | U.s. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000030199 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.00%